Intangible Assets and Non-financial Assets Impairment - Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Development Projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 52,775	₩ 33,386
Other Expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets		₩ 93,966